Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries

As of March 31, 2025, the Company’s principal subsidiaries, consolidated VIEs and major VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Subsidiaries:
Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding
Boqii International Limited	Hong Kong	August 2016	100%	Investment holding
Xingmu International Limited	British Virgin Islands	August 2019	51%	Investment holding
Xingmu HK Limited	Hong Kong	November 2019	51%	Investment holding
Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”)	Nanjing, the PRC	November 2019	51%	Technology development and sales of merchandise
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise

Consolidated VIEs
Guangcheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Guangcheng”)	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform
Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”)	Nanjing, the PRC	November 2019	51%	Biotechnology research and development
Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”)	Suzhou, the PRC	June 2021	100%	Sales of merchandise
Suzhou Xingyun Yueming Supply Chain Co., Ltd. (“Suzhou Xingyun”)	Suzhou, the PRC	April 2022	100%	Sales of merchandise

Subsidiaries of VIEs
Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development

Schedule of Company’s Consolidated Financial Statements

The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2024	2025
	RMB	RMB

Cash and cash equivalents	19,197	14,308
Short-term investments	-	4,000
Accounts receivable, net	23,731	20,551
Amounts due from related parties	7,298	6,069
Inventories, net	11,104	6,057
Prepayments and other current assets	32,418	33,197
Inter-company receivables	19,140	12,579
Property and equipment, net	2,444	3,461
Intangible assets	25	15
Operating lease right-of-use assets	7,346	2,050
Long-term investments	65,849	64,975
Other non-current asset	2,093	529
Total assets	190,645	167,791

	As of March 31,
	2024	2025
	RMB	RMB

Short-term borrowings	10,213	63
Accounts payable	2,279	421
Salary and welfare payable	440	57
Accrued liabilities and other current liabilities	6,759	3,563
Contract liabilities	1,579	1,768
Operating lease liabilities, current	5,254	1,284
Inter-company payables	997,922	1,011,916
Operating lease liabilities, non-current	2,209	538
Other debts, non-current	11,500	200
Total liabilities	1,038,155	1,019,810
	Year Ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
Third-party revenues	786,152	463,457	232,187
Inter-company revenues	86,463	41,335	27,336
Total revenues	872,615	504,792	259,523
Cost of revenues:
Third-party cost of revenues	(81,810)	(92,297)	(61,726)
Inter-company cost of revenues	(534,518)	(266,823)	(121,990)
Total cost of revenues	(616,328)	(359,120)	(183,716)
Gross profit	256,287	145,672	75,807
Operating expenses:
Third-party operating expenses	(237,852)	(138,799)	(81,627)
Inter-company operating expenses	(41)	286	-
Total operating expenses	(237,893)	(138,513)	(81,627)
Impairment of goodwill	(994)	-	-
Other income, net	158	961	592
Profit/(Loss) from operations	17,558	8,120	(5,228)
Non-operating expense	(29)	(15,744)	(419)
Profit/(Loss) before income tax expenses	17,529	(7,624)	(5,647)
Income tax benefits	21	38	-
Share of results of equity investees	(82)	50	(22)
Net profit/(loss)	17,468	(7,536)	(5,669)

Cash flows from operating activities:
Net cash provided by transactions with external parties	471,991	244,798	116,914
Net cash used in transactions with the Company’s entities	(449,155)	(717,589)	(175,936)
Net cash generated from/ (used in) operating activities	22,836	(472,791)	(59,022)
Cash flows from investing activities:
Other investing activities	(9,638)	5,219	(1,672)
Net cash (used in) / generated from investing activities	(9,638)	5,219	(1,672)
Cash flows from financing activities:
Other financing activities	(88,469)	3,032	(20,150)
Cash flows of loan funding received from the Company’s entities, net of repayments made	69,204	468,214	75,955
Net cash (used in)/generated from financing activities	(19,265)	471,246	55,805